Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Feb. 29, 2012 Radio Spectrum License HKD	Dec. 31, 2013 Radio Spectrum License CNY	Dec. 31, 2012 Radio Spectrum License CNY	Nov. 30, 2012 Network Use Right CNY	Dec. 31, 2013 Network Use Right CNY	Dec. 31, 2012 Network Use Right CNY
Finite-Lived Intangible Assets [Line Items]
License fee							150,000
Estimated useful life of intangible assets					1 year	20 years	15 years	15 years		20 years	20 years
Upfront fee										20,000
Intangible assets, amortization expenses	$ 9,730	58,903	35,377	30,104				7,945	6,119		999	167